Intangible Content Assets	12 Months Ended
Mar. 31, 2018
Intangible Content Assets
Intangible Content Assets
15	INTANGIBLE CONTENT ASSETS

	Gross Content Assets	Accumulated Amortization	Content Assets
	(in thousands)
As at March 31, 2018
Film and content rights	$1,493,099	$(854,991)	$638,108
Content advances	349,568	—	349,568
Film productions	10,867	—	10,867
Non-current content assets	$1,853,534	$(854,991)	$998,543

As at March 31, 2017
Film and content rights	$1,430,523	$(796,058)	$634,465
Content advances	266,232	—	266,232
Film productions	3,931	—	3,931
Non-current content assets	$1,700,686	$(796,058)	$904,628

Changes in the intangible - content assets are as follows:

	As At ended March 31
	2018	2017
	(in thousands)
Film productions
Opening balance	$3,931	$4,236
Additions	10,521	5,498
Exchange difference	(17)	86
Transfer to film and content rights	(3,568)	(5,889)
Closing balance	$10,867	$3,931

Content advances
Opening balance	$266,232	$284,817
Additions (*)	221,251	236,536
Exchange difference	(1,100)	2,279
Impairment (**)	(353)	(1,625)
Transfer to film and content rights	(136,462)	(255,775)
Closing balance	$349,568	$266,232

Film and content rights
Opening balance	$634,465	$506,086
Amortization	(115,285)	(135,316)
Exchange difference	(414)	2,031
Deconsolidation (Refer Note 4)	(20,688)	—
Transfer from film productions and content advances	140,030	261,664
Closing balance	$638,108	$634,465

Film and content rights with a carrying amount of $ 321,474 (2017: $ 321,872) have been pledged against secured borrowings (Refer Note 23).

(*) represents exchange of film rights for non-cash consideration, i.e. de-recognition of financial asset amounting $ 14,795.

(**) impairment loss on content advances relate to amounts advanced, to the extent not considered recoverable, for prospective film productions that are not being developed further or not considered viable.